Note 7 - Stock-Based Compensation (Details) - Employee Stock Purchase Plan (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Purchase Plan [Abstract]
Shares purchased on the open market	97,734	103,589	65,843
Average per-share purchase price	$ 42.96	$ 38.96	$ 40.55
Total purchase price discount	$ 628,358	$ 591,855	$ 401,346